Significant Accounting Policies - Summary of Depreciation Periods of Property, Plant, and Equipment Item (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member] | Industrial [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	1 year
Bottom of range [member] | General equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	3 years
Bottom of range [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	3 years
Bottom of range [member] | Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	3 years
Top of range [member] | Industrial [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	5 years
Top of range [member] | General equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	10 years
Top of range [member] | Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic lives estimates	5 years